Pension Plans and Other Postretirement Benefits Pension and Non Pension Plan Assets - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	$ 30	$ 33
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Small mid Cap Equity Funds	$ 10	$ 4
Other International Equity	24	21
Debt Securities Fixed Income	58	56
Pension Benefits Fair Value of Plan Assets	122	114	$ 116
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Pension Benefits Fair Value of Plan Assets	0	0
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	30	33
Small mid Cap Equity Funds	10	4
Other International Equity	24	21
Debt Securities Fixed Income	58	56
Pension Benefits Fair Value of Plan Assets	122	114
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Pension Benefits Fair Value of Plan Assets	$ 0	$ 0
United States Pension Plan of US Entity, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	53.00%	52.00%
Defined Benefit Plan, Target Plan Asset Allocations	59.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	47.00%	48.00%
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%	0.00%
Defined Benefit Plan, Target Plan Asset Allocations	0.00%
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Other International Equity	$ 15	$ 15
Debt Securities Fixed Income	14	14
Cash, Money Market and Other	1	1
Pension Benefits Fair Value of Plan Assets	35	34	$ 32
Pooled Insurance Products with Fixed Income Guarantee	5	4
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	15	15
Debt Securities Fixed Income	14	14
Cash, Money Market and Other	1	1
Pension Benefits Fair Value of Plan Assets	35	34
Pooled Insurance Products with Fixed Income Guarantee	5	4
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
Pooled Insurance Products with Fixed Income Guarantee	$ 0	$ 0
Foreign Pension Plan, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	25.00%	27.00%
Defined Benefit Plan, Target Plan Asset Allocations	22.00%
Foreign Pension Plan, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	20.00%	20.00%
Defined Benefit Plan, Target Plan Asset Allocations	19.00%
Foreign Pension Plan, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	55.00%	53.00%
Defined Benefit Plan, Target Plan Asset Allocations	59.00%